Interest and Other, Net	12 Months Ended
Dec. 31, 2013
Nonoperating Income (Expense) [Abstract]
Interest and Other, Net
Interest and Other, Net

The components of interest and other, net for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Interest income	$111	$134	$111
Interest expense	(100)	(63)	(25)
Gain on sale of Skype	—	—	1,664
Gain (loss) on divestiture of businesses	75	118	(257)
Other	9	7	44
	$95	$196	$1,537

In 2012, we recognized a loss on a divestiture of a business and a gain on the sale of our remaining 30% equity interest in Skype.

For the years ended December 31, 2013 and 2012, interest expense on borrowings incurred to finance Bill Me Later's portfolio of loan receivables included in cost of net revenues was $11 million and $9 million, respectively.